Personnel expenses and cost of material	12 Months Ended
Dec. 31, 2021
Personnel expenses and cost of material
Personnel expenses and cost of material

(33) Personnel expenses and cost of material

The personnel expenses of the Company in 2021 amounted to k€ 319,353 of which k€ 240,947 relate to personnel expenses outside Germany, in the UK, Italy, Switzerland, France and USA (2020: k€ 250,082 and k€ 187,677, respectively; 2019: k€ 199,496 and k€ 147,129, respectively). Thereof expenses for the statutory retirement insurance amounted to k€ 12,407 of which k€ 7,566 relate to expenses outside Germany in the UK, Italy, Switzerland, France and USA (2020: k€ 10,065 and k€ 6,292, respectively; 2019: k€ 8,594 and k€ 5,580, respectively).

Cost of materials in 2021 amounted to k€ 107,837 thereof k€ 83,275 were cost of materials outside Germany in the UK, Italy, Switzerland, France and USA (2020: k€ 92,827 and k€ 73,064, respectively; 2019: k€ 70,887 and k€ 54,037, respectively).